Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Significant Accounting Policies [Line Items]
Cash at bank and demand deposits	¥ 4,600	¥ 3,000		$ 600	$ 400
Cash and cash equivalent	6,300	9,564	¥ 69,895	863	$ 1,310	¥ 63,461
Restricted cash	4,044	6,429		$ 554
Impairment loss	45,600		69,900
Impairment charge	4,000	1,500	19,700
Total unearned revenues	9,700	5,400
Revenue recognized from customers	4,400	5,000	14,900
Advertising and promotional expenses	¥ 16,800	¥ 98,500	¥ 57,600
Percentage of equity interests acquired from non-controlling shareholders	45.00%			45.00%
Restricted Stock [Member]
Significant Accounting Policies [Line Items]
Number of shares excluded from calculation of diluted net loss per share (in Shares) | shares	25,905,000	3,880,000	3,573,750
Prc subsidiaries [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalent	¥ 1,700	¥ 6,600
Percentage of total cash and cash equivalents	27.00%	68.50%
Commercial Bank [Member]
Significant Accounting Policies [Line Items]
Restricted cash	¥ 4,000	¥ 6,400
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	7.90%	16.10%	24.10%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue			17.90%
US [Member]
Significant Accounting Policies [Line Items]
Convenience translation	1			1
RMB [Member]
Significant Accounting Policies [Line Items]
Convenience translation	7.2993			7.2993